Inventories (Summary of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Finished products	¥ 448,273	¥ 468,408
Work in process	130,383	96,700
Raw materials, purchased components and supplies	104,490	100,324
Inventories	¥ 683,146	¥ 665,432